Consolidated Statements of Cash Flows - AUD ($)		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Cash flows related to operating activities
Payments to suppliers and employees (inclusive of GST)		$ (33,838,950)	$ (19,514,293)	$ (26,579,450)
Cash receipts from grant income and government incentives		3,302,200	1,313,997	7,702,775
Cash receipts from license revenue		87,816	0	7,486,444
Cash receipts from research material sales		86,990	322,586	327,876
Interest received		224,656	112,243	229,348
Advance from customers		0	138,312	0
Income Tax paid		(34)	(33)	(37)
Payment for security deposit		0	0	0
Payment for interest on leases		(92,430)	(13,154)	(6,295)
Net cash flows used in operating activities		(30,229,752)	(17,640,342)	(10,839,339)
Cash flows related to investing activities
Payments for plant and equipment		(22,914)	(15,601)	(19,348)
Net cash flows used in investing activities		(22,914)	(15,601)	(19,348)
Cash flows related to financing activities*
Proceeds from issue of shares	[1]	52,975,330	43,307,232	22,030,556
Proceeds from issue of warrants	[1]	0	0	0
Proceeds from exercising of warrants	[1]	0	11,266,430	0
Share issue transaction costs	[1]	(2,427,155)	(2,144,359)	(1,474,934)
Principal elements of lease payments	[1]	(222,536)	(214,378)	(77,541)
Advance payment from shareholders for SPP	[1]	0	465,000	0
Transaction costs of warrant issues	[1]	0	0	0
Net cash flows provided by (used in) financing activities	[1]	50,325,639	52,679,925	20,478,081
Net increase/(decrease) in cash and cash equivalents		20,072,973	35,023,982	9,619,394
Effect of exchange rate on cash and cash equivalents		(671,035)	(752,838)	134,671
Cash and cash equivalents at the beginning of the year		60,593,191	26,322,047	16,567,982
Cash and cash equivalents at the end of the year		$ 79,995,129	$ 60,593,191	$ 26,322,047

[1]	Non-cash investing and financing activities relate mainly to the following: •Fair value movement of convertible notes disclosed in Note 16 to the financial statements. •Fair value movement of warrant liability disclosed in Note 15 to the financial statements. •Exercise of vested performance rights for no cash consideration disclosed in Note 21 to the financial statements.